Revenue (Details Textual) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Revenue (Textual)
Paying invoices for professional services project	$ 1,000
Established allowance for doubtful accounts	$ 500
Revenue performance obligation, description	The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.
Walmart [Member]
Revenue (Textual)
Walmart refused to pay final two invoices amount	$ 500